Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not have any formal policy or practice with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments, and have never granted such awards. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.